INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Valuation allowance at the beginning of the period	$ 745	$ 768	$ 813
Valuation allowance at the end of the period	832	745	768
Net decrease	(87)	23	45
Foreign currency movements	16	7	(30)
(Decrease) increase to deferred tax assets with no impact on operating tax expense, including an offsetting (decrease) increase to valuation allowances	(37)	(16)	4
Change in valuation allowance per rate reconciliation	(108)	14	19
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	(18)	13	(3)
Releases of valuation allowances in various jurisdictions	16	24	27
Establishments of valuation allowances in various jurisdictions	(106)	(23)	(5)
Change in valuation allowance per rate reconciliation	(108)	14	19
Expense (benefit) as a result of pre-tax losses in jurisdictions with valuation allowances	$ 0	$ 0	$ 0